CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 193,146	$ 161,791	$ 144,232
Operating expenses
Cost of revenues	7,938	7,630	7,074
Sales and marketing	56,119	30,716	39,746
Product development	35,395	27,142	29,497
General and administrative	97,447	51,127	56,466
Depreciation and amortization	4,425	3,978	5,162
Total operating expenses	201,324	120,593	137,945
Operating (loss) income	(8,178)	41,198	6,287
Other income (expenses)
Change in fair value of warrant liability	166,518	0	0
Other expense, net	(6,723)	(2,368)	(5,341)
Income before income taxes	151,617	38,830	946
(Benefit from) provision for income taxes	(601)	0	1,321
Net income (loss)	152,218	38,830	(375)
Net income attributable to noncontrolling interests	91,835	0	0
Net income (loss) attributable to WM Technology, Inc.	$ 60,383	$ 38,830	$ (375)
Class A Common Stock
Other income (expenses)
Basic income per share - Class A (in dollars per share)	$ 0.93
Diluted loss per share - Class A (in dollars per share)	$ (0.18)
Weighted average basic shares outstanding - Class A (in shares)	65,013,517
Weighted average diluted shares outstanding - Class A (in shares)	66,813,417